Equipment, leases and leasehold improvements, net - Summary of Items Include in Equipment and Leasehold Improvement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, leases and leasehold improvements, net	$ 19,676	$ 16,794
Equipment and leasehold improvements, net
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, leases and leasehold improvements, net	4,509	4,041
Leases
Disclosure of detailed information about property, plant and equipment [line items]
Equipment, leases and leasehold improvements, net	$ 15,167	$ 12,753